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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                                                                 SEC FILE NUMBER
NOTIFICATION OF LATE FILING                                      333-75818-01
                                                                 CUSIP NUMBER


(Check One): [X]Form 10-K [_]Form 20-F [_]Form 11-K  [_]Form 10-Q
             [_]Form N-SAR

For Period Ended: For fiscal year ended December 31, 2002 (Special Financial
                  Report)
                  --------------------------------------------------------------
[_] Transition Report on Form 10-K
[_] Transition Report on Form 20-F
[_] Transition Report on Form 11-K
[_] Transition Report on Form 10-Q
[_] Transition Report on Form N-SAR
For the Transition Period Ended: ___________________

  Read Instruction (on back page) Before Preparing Form. Please Print or Type.
    Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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PART I -- REGISTRANT INFORMATION

Hanover Compression Limited Partnership
---------------------------------------
Full Name of Registrant

N/A
---
Former Name if Applicable

12001 North Houston Rosslyn
---------------------------
Address of Principal Executive Office (Street and Number)

Houston, Texas  77086
---------------------
City, State and Zip Code

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PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

                  (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
[X]
                  (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

                  (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail the reasons why the Form 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period.

The extension of time for the filing by Hanover Compression Limited Partnership (the "Registrant") of its special financial report under cover of an annual report on Form 10-K, as required pursuant to Rule 15d-2 promulgated under the Securities Exchange Act of 1934, as amended, is necessary to permit the Registrant to allocate properly certain expenses between the Registrant and its parent, Hanover Compression Company ("HCC"), and to analyze properly the impact on the Registrant's financial statements of HCC's recently announced agreement to settle HCC's outstanding securities-related litigation. Because the Registrant's management and its legal and accounting staff and advisors have devoted a significant amount of their time and attention to the negotiation of the settlement agreement, the proper allocation of these expenses is not yet complete. In addition, the settlement agreement was just announced on May 13, 2003; therefore, the Registrant's analysis of the impact of the settlement is not yet complete. The Registrant expects to file the special financial report under cover of an annual report on Form 10-K within the extension period.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

Jonathan D. Edelfelt                    (281)                   447-8787
--------------------                    -----                   --------
     (Name)                          (Area Code)            (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). [X] Yes [_] No

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(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
[X] Yes  [ ] No

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If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

During the fourth quarter of 2002, the Registrant's board of directors approved management's plan to dispose of the Registrant's non-oilfield power generation projects, which were part of its domestic rental business, and certain used equipment businesses, which were part of the Registrant's parts and service business. These disposals meet the criteria established for recognition as discontinued operations under SFAS 144, "Accounting for the Impairment of Disposal of Long-Lived Assets," ("SFAS 144"). SFAS 144 specifically requires that such amounts must represent a component of a business comprised of operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity. These businesses are expected to be reflected as discontinued operations in the Registrant's consolidated statement of operations for the year ended December 31, 2002 and prior period financial statements have been adjusted to reflect the impact of these discontinued operations. These assets are expected to be sold within one year of December 31, 2002 and the assets and liabilities are expected to be reflected as held-for-sale on the Registrant's consolidated balance sheet.

During 2002, the Registrant recorded restructuring, impairment and other charges. Below is a the Registrant's estimated summary of these pre-tax charges and the line on the Registrant's consolidated statement of operations which was impacted by the charges (in thousands):



Inventory reserves--(in Parts and service and used equipment expense)                           $  6,800
Severance and other charges (in Selling, general and administrative)                               6,160
Write off of idle equipment and assets to be sold or abandoned (in Depreciation
and amortization)                                                                                 34,485
Goodwill impairments                                                                              52,103
Non-consolidated affiliate write downs/charges (in Other expense)                                 15,950
Write down of discontinued operations                                                             58,282
Note receivable reserves (in Other expense)                                                        8,454
Write-off of abandoned purchase option (in Other expense)                                            500


On May 13, 2003, the Registrant's parent, Hanover Compression Company ("HCC") announced an agreement to settle HCC's outstanding securities-related litigation. Because the Registrant's management and its legal and accounting staff and advisors have devoted a significant amount of their time and attention to the negotiation of the settlement agreement; the Registrant's analysis of the impact of the settlement on its financial statements and the allocation of certain expenses between the Registrant and HCC are not yet complete.

Before giving effect to the impact of the settlement on the Registrant's financial statements, and assuming the current allocation of expenses between the Registrant and HCC is correct, the Registrant expects to report a net loss estimated to be $105.4 million for the fiscal year ended December 31, 2002 as compared to net income of $81.2 million for the fiscal year ended December 31, 2001. The estimated net loss for the fiscal year ended December 31, 2002 was primarily due to the charges listed above. The final resolution of the impact on the settlement and the allocation of expenses could materially change the estimated net loss.


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                     Hanover Compression Limited Partnership
                     ---------------------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date  May 13, 2003     By: /s/ John E. Jackson
                           -----------------------------------------------------
                               John E. Jackson
                               Senior Vice President and Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant of by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                    ATTENTION
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International misstatements or omissions of fact constitute Federal Criminal
Violations (See 18 U.S.C. 1001).
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                              General Instructions
1. This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.
2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.
3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.
4. Amendments to the notifications must also be filed on form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.
5. Electronic filers. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T (ss.232.201 or ss.232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (ss.232.13(b) of this Chapter).